Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2021:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,696	$(751)	$945
Client relationships	9,021	(2,889)	6,132
Completed technology	6,074	(2,259)	3,815
Patents/trademarks	2,196	(586)	1,610
Other**	44	(35)	9
Total	$19,031	$(6,520)	$12,511

*	Includes a decrease in net intangible asset balance of $221 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2020:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,777	$(814)	$963
Client relationships	8,708	(1,976)	6,732
Completed technology	5,937	(1,655)	4,283
Patents/trademarks	2,244	(499)	1,744
Other**	56	(39)	16
Total	$18,722	$(4,983)	$13,739

*	Includes an increase in net intangible asset balance of $279 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2022	$512	$1,818	$2,329
2023	313	1,513	1,826
2024	120	1,467	1,587
2025	0	1,450	1,450
2026	0	1,433	1,433
Thereafter	—	3,886	3,886

Changes in goodwill balances by reportable segment

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment*	January 1, 2021	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2021
Software	$43,149	$1,836	$23	$(13)	$(545)		$44,450
Consulting	6,145	713	(21)	—	(40)		6,797
Infrastructure	4,436	—	0	—	(39)		4,396
Other—divested businesses	36	—	—	(37)	1		—
Total	$53,765	$2,549	$2	$(50)	$(623)		$55,643

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment*	January 1, 2020	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2020
Software	$42,275	$362	$(139)	$—	$651		$43,149
Consulting	5,775	205	—	—	165		6,145
Infrastructure	4,386	8	—	—	42		4,436
Other—divested businesses	35	—	—	—	1		36
Total	$52,471	$575	$(139)	$—	$859		$53,765

*	Recast to reflect segment changes.
**	Primarily driven by foreign currency translation.